7. MINERAL PROPERTY INTERESTS (Details 1) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Total all locations	$ 1,066,201	$ 2,268,197	$ 4,292,868	$ 4,589,668
US [Member]
Total all locations	781,891	1,843,940	3,120,600	2,976,645
Mongolia [Member]
Total all locations	268,614	364,356	1,074,397	1,313,250
Other [Member]
Total all locations	$ 15,696	$ 59,901	$ 97,871	$ 299,773